As filed with the U.S. Securities and Exchange Commission on March 19, 2014

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1,063	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,063	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(March 19, 2014)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares B - Ca Rated Corporate Bond ETF

iShares Baa - Ba Rated Corporate Bond ETF

iShares CMBS ETF

iShares Core Short-Term U.S. Bond ETF

iShares Financials Bond ETF

iShares Floating Rate Bond ETF

iShares Global Inflation-Linked Bond ETF

iShares GNMA Bond ETF

iShares Industrials Bond ETF

iShares International Inflation-Linked Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares U.S. Treasury Bond ETF

iShares Utilities Bond ETF

iSharesBond Mar 2016 Corporate ex-Financials Term ETF

iSharesBond Mar 2016 Corporate Term ETF

iSharesBond Mar 2018 Corporate ex-Financials Term ETF

iSharesBond Mar 2018 Corporate Term ETF

iSharesBond Mar 2020 Corporate ex-Financials Term ETF

iSharesBond Mar 2020 Corporate Term ETF

iSharesBond Mar 2023 Corporate ex-Financials Term ETF

iSharesBond Mar 2023 Corporate Term ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,063 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of March, 2014.

iSHARES TRUST

By:
Manish Mehta*
President
Date: March 18, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,063 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Mark Wiedman*
Trustee
Date: March 18, 2014

John E. Martinez*
Trustee
Date: March 18, 2014

George G.C. Parker*
Trustee
Date: March 18, 2014

Cecilia H. Herbert*
Trustee
Date: March 18, 2014

Charles A. Hurty*
Trustee
Date: March 18, 2014

John E. Kerrigan*
Trustee
Date: March 18, 2014

Robert H. Silver*
Trustee
Date: March 18, 2014

Robert S. Kapito*
Trustee
Date: March 18, 2014

Madhav V. Rajan*
Trustee
Date: March 18, 2014

/s/ Jack Gee
Jack Gee
Treasurer
Date: March 18, 2014

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: March 18, 2014

*	Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase